Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

T 312.845.3000
F 312.701.2361 www.chapman.com

June 29, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Volatility Shares Trust
(Registration Nos. 333-263619; 811-23785)

Ladies and Gentlemen:

On behalf of the Volatility Shares Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for 2x Bitcoin ETF (formerly 2x Bitcoin Strategy ETF), 2x Ether ETF, Solana ETF, 2x Solana ETF, XRP ETF, 2x XRP ETF and Volatility Premium Plus ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 967 was filed electronically with the Securities and Exchange Commission on June 26, 2026.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures